STOCK-BASED COMPENSATION EXPENSE - Stock Option Plan (Details) - shares	1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2018	Oct. 31, 2016	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted.			1,056,750	2,275,328	2,214,000
Stock option issuance			8,555,822	8,520,723	7,774,441		8,268,978
2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option issuance			18,081,476	6,523,460	7,609,913	7,314,116
2016 Stock Plan | Board of Directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted.			33,959,633	33,959,633	33,959,633
Common Stock | 2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Reverse stock splits	8,941,878	993,542